Deferred Initial Public Offering Costs	12 Months Ended
Mar. 31, 2025
Deferred Initial Public Offering Costs [Abstract]
DEFERRED INITIAL PUBLIC OFFERING COSTS

NOTE 5 — DEFERRED INITIAL PUBLIC OFFERING COSTS

Deferred initial public offering costs consisted of the following:

	As of March 31,
	2025	2024
Legal fees and expenses	$-	$257,144
Other professional advisors fees	-	156,197
Underwriter’s expense	-	50,000
Printing and engraving expenses	-	8,000
NASDAQ listing fee	-	5,000
FINRA filing fee	-	2,000
	$-	$478,341